Share-Based Payments - Additional Information (Detail) shares in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) Program shares	Dec. 31, 2017 EUR (€) Program	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2017 EUR (€) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment transactions expense	$ 359,000,000		$ 228,000,000	$ 225,000,000
Percentage of discount on market price of share for share based payments	10.00%	10.00%
Share-based compensation number of shares issued | shares	1,934.0		1,606.0	1,607.0	1,934.0
Stock options granted	778,668	778,668
Fair value of stock options granted	$ 19.94		$ 17.40	$ 21.78
Description on calculation of expected volatility	Expected volatility is based on historical volatility calculated using 3 295 days of historical data. In the determination of the expected volatility	Expected volatility is based on historical volatility calculated using 3 295 days of historical data. In the determination of the expected volatility
Description on exercise price of options	The binomial Hull model assumes that all employees would immediately exercise their options if the AB InBev share price is 2.5 times above the exercise price.	The binomial Hull model assumes that all employees would immediately exercise their options if the AB InBev share price is 2.5 times above the exercise price.
Weighted average remaining contractual life of options and warrants	7.32 years	7.32 years
Options and warrants outstanding	93,000,000				93,000,000
Options and warrants vested	9.8	9.8
Weighted average share price at the date of exercise	$ 123.04	€ 102.60
Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding options and warrants	12.38				€ 10.32
Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding options and warrants	$ 146.25				€ 121.95
Management board members and other employees [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment vesting period	Five-year	Five-year
Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment vesting period	Five-year	Five-year
Share-based compensation number of shares issued | shares	0.3				0.3
Share-based compensation grant date fair value	$ 31,000,000		$ 85,000,000
Share-based compensation number of shares issued	700,000	700,000	1,400,000	1,000,000
Restricted Stock Units Granted Under 2014 Bonus Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation number of shares issued			700,000
Performance Share Unit [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment vesting period	The units vest after 5 years provided a performance test is met	The units vest after 5 years provided a performance test is met
Number of long-term unit programs | Program	3	3
Fair value of stock options granted	$ 360,000,000
Performance Share Unit [Member] | Executive Board [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment vesting period	Senior leaders who are considered to be instrumental in achieving our long-term growth agenda over the next 10 years	Senior leaders who are considered to be instrumental in achieving our long-term growth agenda over the next 10 years
Share-based compensation number of shares issued	200,000	200,000
Long Term Restricted Stock Unit Program One [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation grant date fair value	$ 9,000,000		$ 40,000,000
Share-based compensation number of shares issued	100,000	100,000	400,000
Long Term Restricted Stock Unit Program One [Member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment vesting period	5 years	5 years
Long Term Restricted Stock Unit Program Two [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation grant date fair value			$ 18,000,000
Stock options granted			200,000
Long Term Restricted Stock Unit Program Two [Member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Portion of units vesting period	Five years	Five years
Remaining portion of units vesting period	Ten years	Ten years
Long Term Restricted Stock Unit Program Two [Member] | Executive Board [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options granted	800,000	800,000
Fair value of stock options granted	$ 15,000,000
Long Term Restricted Stock Unit Program Three [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation grant date fair value	$ 5,000,000		$ 500,000
Share-based compensation number of shares issued	100,000	100,000
Share based payment vesting period	5 years	5 years
Long Term Restricted Stock Unit Program Three [Member] | Executive Board [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation number of shares issued	100,000	100,000
Other Grants Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exchange of stock options	300,000	300,000	0
Unvested stock options issued	0	0	200,000
Other Grants Plan [Member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares lock up period	5 years	5 years